INCOME AND OTHER TAXES - Schedule of Components of Provision (Benefit) for Income Taxes from Continuing Operations (Details) - USD ($) $ in Millions	12 Months Ended
	Feb. 02, 2018	Feb. 03, 2017
Current:
Federal	$ 52	$ (139)
State/local	111	46
Foreign	599	322
Current	762	229
Deferred:
Federal	(2,368)	(1,510)
State/local	(139)	(105)
Foreign	(98)	(34)
Deferred	(2,605)	(1,649)
Provision (benefit) for income taxes	$ (1,843)	$ (1,420)